RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	$ 21		¥ 205		¥ 154
Related party costs	49,692	¥ 362,717	366,375	¥ 367,334
Accounts payable, related parties, current	$ 13,081		87,729		95,485
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			6	34
Accounts receivable, related party			4
Amounts due to related parties			51		62
Related party costs		1,981	3,302
Accounts payable, related parties, current			3,350		2,590
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		162	913	1,341
Accounts receivable, related party			700		389
Amounts due to related parties			150		91
Related party costs			321
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		1		2
Amounts due to related parties			4		1
Accounts payable, related parties, current			4		1
Shenyang Yunrongxin Project Development Services [Member]
Related Party Transaction [Line Items]
Related party costs			321
Accounts payable, related parties, current			¥ 150		¥ 91